Loss before income tax - Narrative (Details)		12 Months Ended
	Sep. 08, 2017 GBP (£) trial phase	Jan. 31, 2018 GBP (£)	Jan. 31, 2017 GBP (£)	Jan. 31, 2016 GBP (£)
Disclosure of analysis of other comprehensive income by item [line items]
Income recognized in respect of BARDA		£ 1,772,000	£ 0	£ 0
Income on derecognition of the Wellcome Trust financial liability		£ 908,000	£ 0	£ 0
BARDA
Disclosure of analysis of other comprehensive income by item [line items]
Cost sharing arrangement, initial portion	£ 32,000,000
Number of clinical trials | trial	2
Number of phases included in contract | phase	3
Cost sharing arrangement, additional portion	£ 30,000,000
Top of range | BARDA
Disclosure of analysis of other comprehensive income by item [line items]
Cost sharing arrangement, contractual amount	£ 62,000,000